Proved Properties	9 Months Ended
Sep. 30, 2013
Proved Properties
Proved Properties

Note 3. Proved Properties

Amounts shown in the accompanying Consolidated Balance Sheets as “Proved properties, including wells and related equipment” consisted of the following as of the dates indicated:

	September 30,	December 31,
	2013	2012
	(in thousands)
Proved leasehold costs	$411,657	$376,271
Wells and related equipment - Completed	634,980	379,036
Wells and related equipment - In process	38,244	33,264
Total proved properties	$1,084,881	$788,571